BALANCES AND TRANSACTIONS WITH RELATED PARTIES - Transactions with Related parties (Details) - ARS ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Disclosure of transactions between related parties
Related party transaction represented in shareholder equity, percentage	1.00%
Associates
Disclosure of transactions between related parties
Revenues	$ 602	$ 551
Operating costs	(1,599)	(962)
La Capital Cable | Services revenues and other revenues
Disclosure of transactions between related parties
Revenues	99	188
La Capital Cable | Fees for services
Disclosure of transactions between related parties
Operating costs	(1,599)	(962)
Ver T.V | Services revenues and other revenues
Disclosure of transactions between related parties
Revenues		65
OPH | Services revenues and other revenues
Disclosure of transactions between related parties
Revenues	503	298
Related party
Disclosure of transactions between related parties
Revenues	4,747	5,331
Operating costs	(55,239)	(55,705)
Other Related parties | Services and advertising revenues
Disclosure of transactions between related parties
Revenues	4,747	5,331
Other Related parties | Programming costs
Disclosure of transactions between related parties
Operating costs	(33,514)	(40,423)
Other Related parties | Editing and distribution of magazines
Disclosure of transactions between related parties
Operating costs	(2,895)	(3,998)
Other Related parties | Advisory services
Disclosure of transactions between related parties
Operating costs	(8,650)	(4,839)
Other Related parties | Advertising Purchases
Disclosure of transactions between related parties
Operating costs	(2,212)	(1,689)
Other Related parties | Other purchases and commissions
Disclosure of transactions between related parties
Operating costs	$ (7,968)	$ (4,756)